PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes In Other Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Changes in provision	R$ 2,613,403	R$ 4,622,138	R$ 6,009,966
Adjustment for inflation	386,536	630,797
Provisions, net of (reversals and write-offs)	2,272,455	1,258,040
Payments	(4,667,726)	(3,276,665)
Changes In Other Provision Civil [Member]
IfrsStatementLineItems [Line Items]
Changes in provision	7,827,251	8,587,613	7,989,207
Adjustment for inflation	467,504	491,102
Provisions, net of (reversals and write-offs)	2,355,332	4,002,792
Payments	(3,583,198)	(3,895,488)
Changes In Other Provision Tax [Member]
IfrsStatementLineItems [Line Items]
Changes in provision	7,457,160	7,059,304	R$ 7,477,364
Adjustment for inflation	391,955	472,830
Provisions, net of (reversals and write-offs)	88,529	(516,056)
Payments	R$ (82,628)	R$ (374,834)